CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2022
CONVERTIBLE PREFERRED SHARES
CONVERTIBLE PREFERRED SHARES

6.CONVERTIBLE PREFERRED SHARES

In January and February 2020, the Company issued 2,377,642 shares of Series A convertible preferred shares (“Series A Preferred Shares”) with a par value $0.0001 per share at $3.7036 per share for a total consideration of (i) cash $6,792 and (ii) notes principal plus unpaid interests $2,014 in convertible promissory notes issued in October, 2019.

In December 2020, the Company issued 5,443,272 shares of Series B convertible preferred shares (“Series B Preferred Shares”) with a par value $0.0001 per share to a group of investors at $4.2254 per share for a cash consideration of $23,000. The shareholder agreement therefore was amended and restated to reflect the issuance of Series B in the liquidation preference. Other than above, the rights and obligations for shareholders of Series A Preferred Shares and Series B Preferred Shares are consistent.

On May 3, 2022 total convertible preferred shares issued and outstanding of 7,820,914 shares were all converted to ordinary shares upon the completion of IPO.

Convertible preferred share consisted of the following as of December 31, 2021 (in thousands, except share):

December 31, 2021
Common
		Preferred			Stock
	Preferred	Shares			Issuable
	Shares	Issued and	Carrying	Liquidation	Upon
	Authorized	Outstanding	Value	Value	Conversion
Series A Preferred Shares	2,377,642	$2,377,642	$8,806	$8,806	2,377,642
Series B Preferred Shares	5,443,272	5,443,272	23,000	23,000	5,443,272
Total	7,820,914	7,820,914	31,806	31,806	7,820,914

December 31, 2022
Series A Preferred Shares	—	$—	$—	$—	—
Series B Preferred Shares	—	—	—	—	—
Total	—	—	—	—	—

Key terms of the Series A Preferred Shares and Series B Preferred Shares (collectively the “Preferred Shares”) are summarized as follows:

Voting rights

Each Preferred Share has voting rights equivalent to the number of ordinary shares to which it is convertible at the record date. The Preferred Shares shall vote separately as a class with respect to certain specified matters. Otherwise, the preferred shareholders and ordinary shareholders shall vote together as a single class.

Dividend rights

Each holder of the Preferred Shares will be entitled to receive non-cumulative dividends when declared by the Board of Directors prior and in preference to ordinary shareholders. The dividend should be paid at the rate of 6% of the original issue price per share per annum on each Preferred Shares. After the preferential dividends relating to the Preferred Shares have been paid in full or declared and set apart in any fiscal year of the Company, any additional dividends out of funds or assets legally available therefore may be declared in that fiscal year for the Shares and, if such additional dividends are declared, the preferred shareholders shall be entitled to participate on an as converted-basis pro-rata in any dividends or distributions paid to the ordinary shareholders.

Conversion rights

Each holder of Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Preferred Shares into ordinary shares based on a one-for-one basis at any time. The initial conversion price is the issuance price of Preferred Shares, subject to adjustment in the event of stock splits, share combinations, share dividends and distribution, reorganization, mergers, consolidations, reclassifications, exchanges, substitutions, or dilutive issuance.

The Preferred Shares will be automatically converted into ordinary shares at the then-effective conversion price upon the earlier of (1) the closing of a Qualified Initial Public Offering, or (2) the date specified by written consent or agreement of majority holders of Preferred Shares.

Liquidation preferences

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, or any deemed liquidation event as defined in the Company’s articles of association, the holders of Preferred Shares are entitled to receive, prior to any distribution to the holders of ordinary shares, an amount per share equal to the original issue price, plus accrued but unpaid dividends (the “Preference Amount”).

In the event insufficient funds are available to pay in full the Preference Amount in respect of each preferred shareholders, the sequence of liquidation right of all series of preferred shares was as follows:

(1)	Series B Preferred Shares
(2)	Series A Preferred Shares

After the Preference Amount has been paid, any remaining funds or assets legally available for distribution shall be distributed pro rata among the preferred shareholders together with ordinary shares.